Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities
Net (loss) income	$ (251,658)	$ 630,492
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Changes in allowances - accounts receivable	(262,764)	152,972
Changes in allowances - advances to suppliers	0	(3,216)
Changes in allowances - inventories	0	(5,506)
Depreciation	8,863	5,572
Amortization of operating lease right-of-use assets	1,785,055	25,045
Loss on equity investment	431,180	0
Gain from disposal of subsidiaries	(250,331)	(966,251)
Amortization of debt issuance costs	177,014	0
Interest expenses	184,176	1,113,582
Depreciation of biological assets	105,645	106,589
Changes in operating assets and liabilities:
Accounts receivable, net	(8,418,637)	(1,537,279)
Advances to suppliers, net	16,848,563	8,970,031
Inventories, net	3,687,897	(26,396,232)
Other current assets	550,819	(45,194)
Accounts payable	964,027	2,646,588
Operating lease liabilities	(1,788,947)	(21,055)
Other current liabilities	799,065	422,677
Net cash provided by (used in) operating activities	14,569,967	(14,901,185)
Cash flows from investing activities
Purchase of property, plant and equipment	(16,666)	0
Purchase of long-term investment	(15,000,000)	0
Disposal of subsidiaries (net of cash disposed) net of cash received	(19,243)	2,946,776
Net cash (used in) provided by investing activities	(15,035,909)	2,946,776
Cash flows from financing activities
Repayment of promissory notes	(1,000,000)	0
Borrowings from a third-party long-term loan	1,679,900	0
Repayment of a third-party long-term loan	(471,472)	0
Issuance of ordinary shares for warrants exercised	781,980	0
Repayments of bank loans	0	(361,773)
Repayment of advances from related parties	(115,200)	0
Interest provided to related parties	0	0
Proceeds from advances from related parties	0	345,120
Net cash provided by (used in) financing activities	875,208	(16,653)
Effect of exchange rate changes on cash	(5,451)	305,776
Net increase (decrease) in cash	403,814	(11,665,286)
Cash, beginning of period	486,522	12,789,735
Cash, end of period	890,336	1,124,449
Supplemental disclosure information:
Income taxes paid	0	0
Interest paid	126,226	73,945
Non-cash financing activities
Acquisition of long-term in the form of accounts receivable	35,000,000	0
Issuance of ordinary shares for promissory notes redemption	338,009	954,000
Accrued interest for promissory notes	$ 112,814	$ 1,263,582